Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 140,873	$ 50,043
Interest-bearing deposits in depository institutions	5,526	5,336
Federal Funds Sold	0	11,000
Cash and Cash Equivalents	146,399	66,379
Investment securities available-for-sale, at fair value	360,783	417,167
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2011 and 2010 $23,423 and $23,100, respectively)	23,458	23,865
Other securities	11,934	12,553
Total Investment Securities	396,175	453,585
Gross loans	1,973,103	1,865,000
Allowance for loan losses	(19,409)	(18,224)
Net Loans	1,953,694	1,846,776
Bank-owned life insurance	78,961	76,231
Premises and equipment	64,612	64,530
Accrued interest receivable	7,093	7,264
Net deferred tax assets	32,219	29,235
Goodwill and other intangible assets	56,164	56,573
Other assets	41,792	36,722
Total Assets	2,777,109	2,637,295
Liabilities
Noninterest-bearing deposits	369,025	337,927
Interest-bearing:
Demand deposits	526,824	486,737
Savings deposits	439,823	397,042
Time deposits	885,596	949,669
Total Deposits	2,221,268	2,171,375
Short-Term Borrowings [Abstract]
FHLB borrowings	0	375
Federal Funds purchased	75,000	0
Customer repurchase agreements	114,050	112,335
Long-term debt	16,495	16,495
Other liabilities	39,162	21,854
Total Liabilities	2,465,975	2,322,434
Shareholders' Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued	0	0
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at December 31, 2011 and 2010, less 3,717,993 and 2,994,501 shares in treasury, respectively	46,249	46,249
Capital surplus	103,335	103,057
Retained earnings	291,050	270,905
Cost of common stock in treasury	(125,593)	(102,853)
Accumulated other comprehensive loss:
Unrealized gain on securities available-for-sale	825	1,022
Unrealized gain on derivative instruments	0	295
Underfunded pension liability	(4,732)	(3,814)
Total Accumulated Other Comprehensive Loss	(3,907)	(2,497)
Total Shareholders' Equity	311,134	314,861
Total Liabilities and Shareholders' Equity	$ 2,777,109	$ 2,637,295